Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 982,118	¥ 893,559
Contract liabilities:
Other current liabilities	401,855	292,552
Other noncurrent liabilities	¥ 306,170	¥ 240,556